Acquisitions ITS - Supplemental Proforma (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Net income attributable to Parker Drilling	$ 6,735	$ 45,391	$ (13,981)
Basic number of shares (in shares)	118,867,678	119,284,468	117,721,135
Diluted number of shares (in shares)	120,072,574	121,224,550	119,093,590
ITS [Member]
Business Acquisition [Line Items]
Revenue	199,951	914,992	794,640
Net income	$ 6,715	$ 45,785	$ (14,117)
Earnings per share - basic (in dollars per share)	$ 0.06	$ 0.38	$ (0.12)
Earnings per share - diluted (in dollars per share)	$ 0.06	$ 0.37	$ (0.12)